Fair Value (Details) (Recurring Basis, USD $)	Sep. 30, 2014	Dec. 31, 2013
Level 1
Fair Value
Available for sale securities	$ 1,047,807	$ 1,390,355
Level 2
Fair Value
Available for sale securities	$ 4,371,488	$ 10,439,897